Share capital - Additional Information (Detail)											3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 24, 2021 USD ($) Acres shares	Nov. 13, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) shares	Mar. 23, 2018 USD ($) $ / shares shares	Oct. 17, 2017 USD ($) $ / shares shares	Aug. 09, 2017 USD ($) $ / shares shares	Mar. 20, 2017 USD ($) $ / shares shares	Nov. 16, 2016 USD ($) shares	Jul. 31, 2021 USD ($) shares Acres	Jul. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) shares Acres	Jul. 31, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares $ / shares	Oct. 31, 2018 USD ($) shares	Jan. 25, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares																			12,000
Conversion of convertible debt (Shares) | shares				13,436												13,436
Proceeds from conversion of debt | $				$ 492,409
Number of share options exercisable | shares													29,440			62,607	29,440	10,000
Number of share options exercisable | shares											70,109			70,109		62,773
Share based compensation expense | $											$ 298,489	$ 57,383		$ 702,932	$ 132,015	$ 332,634	$ 97,258	$ 26,523
Number of share options granted														1,899,350	996,823	940,058	309,142	103,795
Stock options exercised | shares												0			0	0	0	0
Liabilities | $											$ 47,070,440		$ 2,782,877	$ 47,070,440		$ 10,718,669	$ 2,782,877
Number of employees | Acres	4										4			4
Stock Issued During Period Shares Stock Options Exercised | shares	25,664										25,664			25,664
Stock Issued During Period, Value, Stock Options Exercised | $	$ 169,105													$ 169,105
Founder Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares										1,000,000
Number of shares issued value | $										$ 42,215
Non Brokered Private Placement Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			159,294	159,294		188,604	155,185	185,185	245,668				132,893				132,893
Number of shares issued value | $			$ 6,481,381			$ 2,645,136	$ 133,567	$ 118,064	$ 148,968				$ 5,379,860
Par value per share | $ / shares			$ 40.57	$ 40.57
Par value per share | $ / shares			$ 40.05	$ 40.05		$ 14.02	$ 0.86	$ 0.64	$ 0.60				$ 40.57				$ 40.57
Series A Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					8,468
Number of shares issued value | $					$ 118,759
Common Class A Non Voting Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																0
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		281,138														0
Number of shares issued value | $		$ 23,000,000
Par value per share | $ / shares		$ 81.81
Share based compensation expense | $		$ 1,380,000
Restricted Stock Units [member]
Disclosure of classes of share capital [line items]
Share based compensation expense | $											$ 0	$ 88,425		604,942	$ 88,425
Number of share options granted | shares											7,319	0			2,182	2,182	0
Liabilities | $											$ 3,259,010		$ 0	3,259,010		$ 171,849	$ 0
Total expense | $											$ 508,850	$ 0		$ 2,433,196	$ 0	$ 171,849	$ 0